Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value through Profit or Loss (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Financial assets-current
Financial assets-current, Mandatorily measured at FVTPL	$ 10		$ 1
Financial assets-noncurrent
Non-derivatives	677		778
Financial liabilities-current
Financial liabilities held for trading, Derivatives (not designated for hedge), Forward exchange contracts	0	$ 0	0
Forward exchange contracts [Member]
Financial assets-current
Derivatives (not designated for hedge)	2		0
Listed stocks domestic [Member]
Financial assets-current
Non-derivatives	8		1
Non listed stocks domestic [Member]
Financial assets-noncurrent
Non-derivatives	441		511
Non listed stocks foreign [Member]
Financial assets-noncurrent
Non-derivatives	$ 236		$ 267